RULE 497(e)

33-87276

SUPPLEMENT DATED DECEMBER 8, 2008 TO THE

PROSPECTUS DATED MAY 1, 2008

FOR

VARIABLE ESTATEMAX III

a last survivor flexible premium adjustable variable life insurance

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE LIFE ACCOUNT I

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172

800-523-0650

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL

INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS

AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

IMPORTANT NOTICE

For policies issued on or after December 8, 2008, the above reference to the marketing name “VARIABLE ESTATEMAX III” is replaced with “SURVIVORSHIP GROWTH VARIABLE UNIVERSAL LIFE”.

A.  In the section captioned “Summary of the Benefits and Risks of the Policy” the following language replaces the paragraph captioned “Five Year No-Lapse Feature.”

Seven Year No-Lapse Feature - Your Policy will remain in force during the first seven policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceed the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

B.  In the section captioned “Summary of the Benefits and Risks of the Policy” the following language replaces the paragraph captioned “Lapse”.

Lapse - Your Policy may terminate, or “lapse,” if the net cash surrender value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy), the seven year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you of how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if both insureds are alive or one died prior to lapse.

C.  In the section captioned “What Payments Must I Make Under the Policy?” replace the last sentence in the sub-section captioned “Planned Premiums” with the following:

See Seven Year No-Lapse Feature and Lapse and Reinstatement below.

D.  In the section captioned “What Payments Must I Make Under the Policy?” replace the sub-section captioned “Five Year No-Lapse Feature” with the following:

Seven Year No-Lapse Feature

Your Policy will remain in force during the first seven policy years, regardless of investment performance and your net cash surrender value, if (a) equals or exceeds (b), where:

(a) is the total premiums you have paid, less any partial surrenders you made; and

(b) is the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

If you increase the specified amount of insurance under your Policy during the first seven policy years, we will extend the seven year no-lapse provision to seven years after the effective date of the increase.

The “no-lapse premium” will generally be less than the monthly equivalent of the planned premium you specified.

The seven year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See What Is a Policy Loan? in this prospectus.

E.  In the section captioned “What Payments Must I Make Under the Policy?” replace the first sentence in the sub-section captioned “Lapse and Reinstatement” with the following:

If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the seven year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force.

F.  In the section captioned “Can I Change Insurance Coverage Under the Policy?” replace the last sentence in the sub-section captioned “Changes in the Specified Amount of Insurance” with the following:

If you increase the specified amount within the first seven policy years, the seven year no-lapse period will be extended.

In the section captioned “FEE TABLES” the following table replaces the table with the heading “PERIODIC CHARGES UNDER THE POLICY NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS” including footnotes.

Periodic Charges Under the Policy
Not Including Operating Expenses of Underlying Investment Funds

Policy Charges	When Charge is Deducted	Amount Deducted

Cost of Insurance Charges:(1)

Guaranteed Maximum Charges	Monthly	Maximum of $83.33333 to minimum of $0.00003, per $1,000 of net amount at risk

Current Charges	Monthly	Maximum of $71.91858 to minimum of $0.0000033 per $1,000 of net amount at risk.

Charge for a representative non-tobacco male insured, age 65 and non-tobacco female insured, age 65

Guaranteed Maximum Charges	Monthly	$0.01424 per $1,000 of net amount at risk.

Current Charges	Monthly	$0.00427 per $1,000 of net amount at risk.

Mortality and Expense Risk Charge:

Mortality and Expense Risk Face Amount Charge	Monthly

For States not including New York:

For the first 120 months following policy date, the charges range from a maximum of $0.39 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 83, to a minimum of $0.14 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 20 or under. A similar charge applies to an

Policy Charges	When Charge is Deducted	Amount Deducted

increase in the specified amount of insurance, for the first 120 months following the increase.(2)

For New York:

For the first 60 months following policy date, the charges range from a maximum of $0.34 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 83, to a minimum of $0. 12 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 20 or under. For months 61 to 120 following policy date, the charges range from a maximum of $0.17 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 83, to a minimum of $0.06 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 20 or under. A similar charge applies to an increase in the specified amount of insurance, for the first 120 months following the increase.(2)

Policy Charges	When Charge is Deducted	Amount Deducted

Charge for a representative non-tobacco male insured, age 65 and non-tobacco female insured, age 65

Guaranteed Maximum Charges	Monthly

For States not including New York:

$0.32 per $1,000 of initial specified amount of insurance.

For New York:

$0.24 per $1,000 of initial specified amount of insurance for the first 60 months and $0.12 per $1,000 of initial specified amount of insurance for months 61-120.

Current Charges	Monthly

For States not including New York:

$0.22 per $1,000 of initial specified amount of insurance.

For New York:

$0.22 per $1,000 of initial specified amount of insurance for the first 60 months and $0.11 per $1,000 of initial specified amount of insurance for months 61-120.

Mortality and Expense Risk Asset Value Charge	Monthly	An annual effective rate of 0.90% of the policy value for the first ten years and an annual effective rate of 0.35% of the policy value thereafter.(3)

Administrative Fees:	Monthly	$50.00 in the first policy year and $15 thereafter.

(1)       The cost of insurance charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification.  The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted.  The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications.  The table also shows the cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure.  Your Policy will state the guaranteed maximum cost of insurance charges.  More detailed information concerning your cost of insurance charges is available from our administrative offices upon request.  Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested.  The net amount at risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of Policy.  For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? – Monthly Deductions – Cost of Insurance in this prospectus.

(2)       The mortality and expense risk face amount charges are currently reduced.  For all states except New York the first 120 months following policy date, the charges range from a maximum of $0.29 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 83, to a minimum of $0.04 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 20 or under.  A similar charge applies to an increase in the specified amount of insurance for the first 120 months following the increase.  For New York the first 60 months following policy date, the charges range from a maximum of $0.29 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 83,  to a minimum of $0.04 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 20 or under. For months 61-120 following the policy date, the charges range from a maximum of $0.15 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 83, to a minimum of $0.02 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 20 or under.  A similar charge applies to an increase in the specified amount of insurance for the first 120 months following the increase.

(3)       The charge is currently reduced to an annual effective rate of 0.60% of the policy value for the first ten years and an annual effective rate of 0.05% of the policy value thereafter.

In the section captioned “FEE TABLES” the following table replaces the table with the heading “PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS” including footnotes.

Periodic Charges Under Optional Supplemental Benefit Riders
Not Including Operating Expenses of Underlying Investment Funds

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

1. Policy Split Option Agreement:

Guaranteed Maximum Charges	Monthly	No charge.

Current Charges	Monthly	No charge.

2. Enhanced Policy Split Option Agreement:

Guaranteed Maximum Charges	Monthly	No charge.

Current Charges	Monthly	No charge.

3. Estate Growth Agreement – Automatic Increases in Specified Amount:

Cost of Insurance Charges(1)

Guaranteed Maximum Charges	Monthly	Maximum of $83.33333 to minimum of $0.00003, per $1,000 of estate growth benefit.

Current Charges	Monthly	Maximum of $71.91858 to minimum of $0.0000033, per $1,000 of estate growth benefit.

Charge for a representative non-tobacco male insured, age 65 and non-tobacco female insured, age 65

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

Guaranteed Maximum Charges	Monthly	$0.01424 per $1,000 of estate growth benefit.

Current Charges	Monthly	$0.00427 per $1,000 of estate growth benefit.

4. Guaranteed Continuation of Policy:

Cost of Insurance Charges(1)	Monthly	$0.01 per $1,000 of specified amount of insurance.

5. Flexible Period – Single Life Supplemental Term Insurance Agreement:

Cost of Insurance Charges(1)

Guaranteed Maximum Charges	Monthly	Maximum of $30.6994 to minimum of $0.0375, per $1,000 of term insurance benefit.

Current Charges	Monthly	Maximum of $22.1805 to minimum of $0.0206, per $1,000 of term insurance benefit.

Charge for a representative non-tobacco male insured, age 65 and non-tobacco female insured, age 65

Guaranteed Maximum Charges	Monthly	$1.2908 per $1,000 of term insurance benefit.

Current Charges	Monthly	$0.709 per $1,000 of term insurance benefit.

Administrative Charges

First year of Agreement	Monthly	$0.10 per $1,000 of term insurance benefit.

First year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of term insurance benefit.

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

6. Return of Premium Supplemental Term Insurance:

Cost of Insurance Charges(1)

Guaranteed Maximum Charges	Monthly	Maximum of $83.33333 to minimum of $0.00003, per $1,000 of term insurance benefit.

Current Charges	Monthly	Maximum of $71.91858 to minimum of $0.0000033, per $1,000 of term insurance benefit.

Charge for a representative non-tobacco male insured, age 65 and non-tobacco female insured, age 65

Guaranteed Maximum Charges	Monthly	$0.01424 per $1,000 of term insurance benefit.

Current Charges	Monthly	$0.00427 per $1,000 of term insurance benefit.

7. Estate Preservation Supplemental Term Insurance Agreement:

Cost of Insurance Charges(1)

Guaranteed Maximum Charges	Monthly	Maximum of $83.33333 to minimum of $0.00003, per $1,000 of term insurance benefit.

Current Charges	Monthly	Maximum of $71.91858 to minimum of $0.0000033, per $1,000 of term insurance benefit.

Charge for a representative non-tobacco male insured, age 65 and non-tobacco female insured, age 65

Guaranteed Maximum Charges	Monthly	$0.01424 per $1,000 of term insurance benefit.

Current Charges	Monthly	$0.00427 per $1,000 of term insurance benefit.

Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted

8. Supplemental Term Insurance Agreement:(2)

Cost of Insurance Charges(1)

Guaranteed Maximum Charges	Monthly	Maximum of $83.33333 to minimum of $0.00003, per $1,000 of net amount at risk attributable to the term insurance benefit.

Current Charges	Monthly	Maximum of $69.61287 to minimum of $0.0000033, per $1,000 of net amount at risk attributable to the term insurance benefit.

Charge for a representative non-tobacco male insured, age 65 and non-tobacco female insured, age 65

Guaranteed Maximum Charges	Monthly	$0.01424 per $1,000 of net amount at risk attributable to the term insurance benefit.

Current Charges	Monthly	$0.00427 per $1,000 of net amount at risk attributable to the term insurance benefit.

Mortality and Expense Risk Face Amount Charge

Guaranteed Maximum Charges	Monthly

For the first 120 months following policy date, the charges range from a maximum of $0.44 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 83, to a minimum of $0.19 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 20 or under. A similar charge applies to an increase in the specified amount of insurance, for the first 120 months following the increase.(2)

Current Charges	Monthly	No charge.

Charge for a representative non-tobacco male insured, age 65 and non-tobacco female insured, age 65

Guaranteed Maximum Charges	Monthly	$0.37 per $1,000 of the term insurance benefit.

Current Charges	Monthly	$0 per $1,000 of the term insurance benefit.

9. Supplemental Exchange Agreement:

Guaranteed Maximum Charges	Monthly	No charge.

Current Charges	Monthly	No charge.

(1)       The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification.  The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted.  The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications.  The table also shows the cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure.  The specifications pages of a Rider will indicate the guaranteed maximum cost of insurance charge applicable to your Policy.  More detailed information concerning your cost of insurance charges is available from our administrative offices upon request.  Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested.  The net amount at risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current policy value allocated to the Rider.  For additional information about the Riders, see What Are the Supplemental Benefit Riders That I Can Buy? in this prospectus.

(2)       For purposes of determining the allocation of net amount at risk between the specified amount of insurance in the Policy, and the term insurance benefit, the Policy value will be allocated as follows:  first to the initial term insurance benefit segment, then to any segments resulting from increases in the term insurance benefit in the order of the increases, then to the initial specified amount segment, and then to any segments resulting from increases in the specified amount in the order of the increases.  Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the Policy value will be allocated to the most recent increase in the specified amount in the Policy.

In the section captioned “QUESTIONS AND ANSWERS” under the subsection captioned “WHAT IS THE POLICY?” the following language replaces the final paragraph.

The maturity date of your Policy is the policy anniversary nearest the younger insured’s 121st birthday.  If the Policy is still in force on the maturity date, a maturity benefit will be paid to you.  The maturity benefit is equal to the policy value less any policy loan on the maturity date.  Upon written request of the owner, the Policy will continue in force beyond the maturity date.  Thereafter, the death benefit will be the net policy value.

In the section captioned “QUESTIONS AND ANSWERS” under the paragraph “HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?” the following language replaces the two paragraphs preceding the paragraph beginning “If the investment performance…”

The “applicable percentages” depend on the life insurance qualification test you chose on the application.  If you chose the Guideline Premium Test/Cash Value Corridor Test, the “applicable percentage” is 250% when the younger of the two insureds has attained age 40 or less and decreases to 100.1% when the younger of the two insureds attains age 96 through 121.  A table showing “applicable percentages” is included in Appendix C.

For the Cash Value Accumulation Test, the “applicable percentages” will vary by the insureds’ attained ages and their insurance risk characteristics.  A table showing “applicable percentages” for a representative policy issued covering a non-tobacco male insured, age 65 and non-tobacco female insured, age 65 is included in Appendix D.

In the section captioned “QUESTIONS AND ANSWERS” under the paragraph “WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?” In the subparagraph headed “Monthly Deductions” the following language replaces the portion headed “(1) Mortality and Expense Risk Face Amount Charge…”

(1)                                  Mortality and Expense Risk Face Amount Charge.  For the first 120 months after the policy date we will deduct the charge based on the initial specified amount of insurance that varies with the issue age of the insured, and for the first 120 months after any increase in the specified amount we will deduct the charge based on the increase that varies with the age of the insured on the effective date of the increase.  Sample current and guaranteed maximum rates for the face amount component are shown in Appendix A.  For all states not including New York, guaranteed maximum rates range from $0.39 to $0.14 monthly per $1,000, depending on issue ages of the insureds.  For New York, guaranteed maximum rates range from $0.34 to $0.12 monthly per $1,000, depending on issue ages of the insureds.  In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account).  If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options.  You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office.  If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account).  Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.

In the section captioned “QUESTIONS AND ANSWERS” under the paragraph “WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?” the paragraph with the heading “Guaranteed Option to Extend Maturity Date Agreement” is eliminated.

In the section captioned “QUESTIONS AND ANSWERS” under the paragraph “HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW?” the paragraph with the heading “Tax consequences of Guaranteed Option to Extend Maturity Date Agreement” is eliminated.

In the section captioned “APPENDIX A” the following table replaces the table captioned “APPENDIX A”.

APPENDIX A

Mortality and Expense Risk Face Amount Charges

Guaranteed Monthly Rates per $1,000 of Initial Face Amount

For All States Not Including New York

Average Issue Age of Insureds	Rate
20	0.14
25	0.15
30	0.17
35	0.19
40	0.21
45	0.23
50	0.26
55	0.28
60	0.30
65	0.32
70	0.34
75	0.36
80	0.38
83	0.39

Mortality and Expense Risk Face Amount Charges

Guaranteed Monthly Rates per $1,000 of Initial Face Amount

For New York

Average Issue Age of Insureds	Rate
20	0.12
25	0.13
30	0.14
35	0.15
40	0.17
45	0.18
50	0.20
55	0.22
60	0.23
65	0.24
70	0.26
75	0.28
80	0.31
83	0.34

Mortality and Expense Risk Face Amount Charges

Current Monthly Rates per $1,000 of Initial Face Amount

Average Issue Age of Insureds	Rate
20	0.04
25	0.05
30	0.07
35	0.09
40	0.11
45	0.13
50	0.16
55	0.18
60	0.20
65	0.22
70	0.24
75	0.26
80	0.28
83	0.29

Representative figures shown.  For issue ages not listed, please ask your registered representative.

In the section captioned “APPENDIX C” the following table replaces the table captioned “APPENDIX C”.

APPENDIX C

Sample Applicable Percentages Under the Guideline Premium/Cash Value Corridor Test

Attained Age of Younger Insured	%	Attained Age of Younger Insured	%	Attained Age of Younger Insured	%	Attained Age of Younger Insured	%	Attained Age of Younger Insured	%
0-40	250%	52	171%	64	122%	76	105%	88	105%
41	243%	53	164%	65	120%	77	105%	89	105%
42	236%	54	157%	66	119%	78	105%	90	105%
43	229%	55	150%	67	118%	79	105%	91	104%
44	222%	56	146%	68	117%	80	105%	92	103%
45	215%	57	142%	69	116%	81	105%	93	102%
46	209%	58	138%	70	115%	82	105%	94	101%
47	203%	59	134%	71	113%	83	105%	95	101%
48	197%	60	130%	72	111%	84	105%	96-121	100.1%
49	191%	61	128%	73	109%	85	105%
50	185%	62	126%	74	107%	86	105%
51	178%	63	124%	75	105%	87	105%

In the section captioned “APPENDIX D” the following table replaces the table captioned “APPENDIX D”.

APPENDIX D

Sample Applicable Percentages Under the Cash Value Accumulation Test

Policy Purchased For Age 65 Male Non-Tobacco, Age 65 Female Non-Tobacco

Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%
65	246.9%	74	177.7%	83	137.6%	92	117.5%
66	237.4%	75	172.0%	84	134.6%	93	115.7%
67	228.5%	76	166.6%	85	131.8%	94	114.0%
68	220.0%	77	161.6%	86	129.3%	95	112.3%
69	211.9%	78	156.9%	87	126.9%	96	110.5%
70	204.3%	79	152.4%	88	124.7%	97	108.5%
71	197.0%	80	148.3%	89	122.7%	98	106.3%
72	190.2%	81	144.5%	90	120.9%	99	103.5%
73	183.8%	82	140.9%	91	119.2%	100-121	103.5%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue NW

Washington, DC, 20004

VIA EDGAR

December 8, 2008

US Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	Penn Mutual Variable Life Account I
Filing Pursuant to Rule 497(e) under the Securities Act of 1933
File Nos. 033-87276; 811-05006

Ladies and Gentlemen:

On behalf of Penn Mutual Variable Life Account I, enclosed for filing with the U.S. Securities and Exchange Commission (the “Commission”) via EDGAR transmission is a supplement, dated December 8, 2008, to the Prospectus dated May 1, 2008, which was filed with the Commission in Post-Effective Amendment No. 19 to the registrant’s registration statement on Form N-1A.  This filing is being made pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933.

If you have any questions regarding these materials, please do not hesitate to contact the undersigned at (202) 739-5450.

Sincerely,

/s/Michael Berenson
Michael Berenson